Segment Information - Additional Information (Detail) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2025 INR (₨) Client		Mar. 31, 2025 USD ($) Client	Mar. 31, 2024 INR (₨) Client		Mar. 31, 2023 INR (₨) Client
Disclosure of operating segments [line items]
No client individually accounted for more than 10% of revenues | Client		0		0	0		0
Restructuring cost					₨ 6,814		₨ 1,355
Employee benefit cost		₨ 533,477			549,301		537,644
(Gain)/loss on sale of property, plant and equipment, net		(606)	[1]	$ (7)	(2,072)	[1]	(89)	[1]
Stock compensation expense recognized	[2]	5,542			5,590		3,958
Revenues		890,884		$ 10,428	897,603		904,876
CEO and managing director [member]
Disclosure of operating segments [line items]
Employee benefit cost					921
India [member]
Disclosure of operating segments [line items]
Revenues		20,699			23,484		25,115
Operating Segments [member]
Disclosure of operating segments [line items]
Revenues		890,916			897,943		909,348
Information Technology Services [member]
Disclosure of operating segments [line items]
Revenues		888,224			893,816		903,301
Information Technology Services [member] | Americas 1 [member]
Disclosure of operating segments [line items]
Revenues		281,824			268,230		261,270
Information Technology Services [member] | Americas 2 [member]
Disclosure of operating segments [line items]
Revenues		271,972			269,482		278,374
Information Technology Services [member] | Europe [Member]
Disclosure of operating segments [line items]
Revenues		240,077			253,927		256,845
Information Technology Services [member] | Operating Segments [member]
Disclosure of operating segments [line items]
(Gain)/loss on sale of property, plant and equipment, net		(606)			(2,072)		(89)
Stock compensation expense recognized		₨ 5,542			₨ 5,590		₨ 3,958

[1]	Gain)/loss on sale of property, plant and equipment, net for the years ended March 31, 2024 and 2025, includes gain on sale of immovable properties of ₹ (2,357) and gain on relinquishment of the lease hold rights of land, and transfer of building along with other assets of ₹ (885), respectively.
[2]	Includes ₹ (11), ₹ 6 and ₹ (9) for the years ended March 31, 2023, 2024 and 2025, respectively, towards cash settled ADS RSUs.